UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253


Allspring Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


1415 Vantage Park Drive, Charlotte, NC 28203
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Allspring Funds Management, LLC
1415 Vantage Park Drive
Charlotte, NC 28203
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/22 - 06/30/23

Item 1. Proxy Voting Record


================== Allspring Spectrum Aggressive Growth Fund ===================

Other than the proxies noted below, there were no other proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Allspring Discovery Large Cap Growth Fund, Allspring Emerging Markets Equity Fund, Allspring Premier Large Company Growth Fund, Allspring Special Large Cap Value Fund, Allspring Disciplined Large Cap Portfolio, Allspring Emerging Growth Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2023). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Funds Trust for the following asset categories:
International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023) and U.S. Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023).


================= Allspring Spectrum Conservative Growth Fund ==================

Other than the proxies noted below, there were no other proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Allspring Alternative Risk Premia Fund, Allspring Discovery Large Cap Growth Fund, Allspring Diversified Income Builder Fund, Allspring Emerging Markets Equity Fund, Allspring Global Investment Grade Credit Fund, Allspring High Yield Bond Fund, Allspring Income Plus Fund, Allspring Premier Large Company Growth Fund, Allspring Special Large Cap Value Fund, Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Core Bond Portfolio, Allspring Disciplined Large Cap Portfolio, Allspring Emerging Growth Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Real Return Portfolio and Allspring Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2023). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Funds Trust for the following asset categories: Alternative Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023), Taxable Fixed Income Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023),
International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023), Multi-Asset Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023) and U.S. Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023).


ABRDN ETFS

Ticker:                      Security ID:  003261104
Meeting Date: OCT 27, 2022   Meeting Type: Special
Record Date:  SEP 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rose DiMartino           For       Withhold     Management
1.2   Elect Director Christopher Demetriou    For       For          Management


======================== Allspring Spectrum Growth Fund ========================

Other than the proxies noted below, there were no other proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Allspring Alternative Risk Premia Fund, Allspring Discovery Large Cap Growth Fund, Allspring Diversified Income Builder Fund, Allspring Emerging Markets Equity Fund, Allspring Global Investment Grade Credit Fund, Allspring High Yield Bond Fund, Allspring Income Plus Fund, Allspring Premier Large Company Growth Fund, Allspring Special Large Cap Value Fund, Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Core Bond Portfolio, Allspring Disciplined Large Cap Portfolio, Allspring Emerging Growth Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Real Return Portfolio and Allspring Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2023). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Funds Trust for the following asset categories: Alternative Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023), Taxable Fixed Income Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023),
International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023), Multi-Asset Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023) and U.S. Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023).


ABRDN ETFS

Ticker:                      Security ID:  003261104
Meeting Date: OCT 27, 2022   Meeting Type: Special
Record Date:  SEP 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rose DiMartino           For       Withhold     Management
1.2   Elect Director Christopher Demetriou    For       For          Management


================== Allspring Spectrum Income Allocation Fund ===================

Other than the proxies noted below, there were no other proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Allspring Alternative Risk Premia Fund, Allspring Discovery Large Cap Growth Fund, Allspring Diversified Income Builder Fund, Allspring Emerging Markets Equity Fund, Allspring Global Investment Grade Credit Fund, Allspring High Yield Bond Fund, Allspring Income Plus Fund, Allspring Premier Large Company Growth Fund, Allspring Special Large Cap Value Fund, Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Core Bond Portfolio, Allspring Disciplined Large Cap Portfolio, Allspring Emerging Growth Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Real Return Portfolio and Allspring Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2023). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Funds Trust for the following asset categories: Alternative Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023), Taxable Fixed Income Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023),
International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023), Multi-Asset Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023) and U.S. Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023).


ABRDN ETFS

Ticker:                      Security ID:  003261104
Meeting Date: OCT 27, 2022   Meeting Type: Special
Record Date:  SEP 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rose DiMartino           For       Withhold     Management
1.2   Elect Director Christopher Demetriou    For       For          Management


=================== Allspring Spectrum Moderate Growth Fund ====================

Other than the proxies noted below, there were no other proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Allspring Alternative Risk Premia Fund, Allspring Discovery Large Cap Growth Fund, Allspring Diversified Income Builder Fund, Allspring Emerging Markets Equity Fund, Allspring Global Investment Grade Credit Fund, Allspring High Yield Bond Fund, Allspring Income Plus Fund, Allspring Premier Large Company Growth Fund, Allspring Special Large Cap Value Fund, Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Core Bond Portfolio, Allspring Disciplined Large Cap Portfolio, Allspring Emerging Growth Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Real Return Portfolio and Allspring Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2023). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Funds Trust for the following asset categories: Alternative Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023), Taxable Fixed Income Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023),
International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023), Multi-Asset Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023) and U.S. Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2023).


ABRDN ETFS

Ticker:                      Security ID:  003261104
Meeting Date: OCT 27, 2022   Meeting Type: Special
Record Date:  SEP 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rose DiMartino           For       Withhold     Management
1.2   Elect Director Christopher Demetriou    For       For          Management


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



ALLSPRING FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 24, 2023